Summary of Accounting Policy (Policies) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ materially from those estimates.

Risk and Uncertainty
Risks and Uncertainties - Participants in the Plan invest in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and market volatility risks. Market risks include, but are not limited to, global events which could impact the value of investment securities, such as a pandemic, tariffs, or global conflict. Based on the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' accounts and the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - The Plan's investments are stated at fair value and quoted market prices are used to value investments. Shares of common stock and mutual funds are valued at quoted market prices, which represent the net asset value of shares held by the Plan at year end. The classification of investment earnings reported in the Statement of Changes in Net Assets Available for Benefits may differ from the classification of earnings on Form 5500 due to different reporting requirements on Form 5500.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as those held during the year.

Contribution	Contributions - Contributions from Plan participants and matching contributions from the Plan Sponsor are recorded in the year in which participant compensation is earned.
Note Receivable from Participant
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses had been recorded as of December 31, 2025 and 2024. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Payment to Participant	Payment of Benefits - Benefits are recorded when paid. There were no participants who had elected to withdraw from the Plan but had not yet been paid at December 31, 2025 or 2024.
Administrative Expenses
Administrative Expenses - Administrative expenses and certain fees relating to the Plan are shared by the Plan’s Sponsor and Plan participants, as provided for in the Plan document. Plan participants who have a brokerage account also pay a quarterly administrative fee. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses.

Subsequent Event
Subsequent Events - The Plan Sponsor has evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued. The Plan was amended on May 22, 2026, with effect from January 1, 2026, to update Plan provisions related to catch-up contributions pursuant to the SECURE 2.0 Act of 2022.